Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	Castor Maritime Inc.
Entity Central Index Key	0001720161
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	131,212,376
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false